Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Balance at beginning	$ 193,978	$ 36,841
Balance at ending	191,369	193,978
Cost
Intangible assets
Balance at beginning	217,114	47,914
Business combinations (Note 20)	29,000	169,200
Balance at ending	246,114	217,114
Accumulated amortization
Intangible assets
Balance at beginning	(23,136)	(11,073)
Amortization expense	31,609	12,063
Balance at ending	(54,745)	(23,136)
Purchased technology
Intangible assets
Balance at beginning	87,514	5,489
Balance at ending	86,217	87,514
Purchased technology | Cost
Intangible assets
Balance at beginning	95,323	8,523
Business combinations (Note 20)	14,800	86,800
Balance at ending	110,123	95,323
Purchased technology | Accumulated amortization
Intangible assets
Balance at beginning	(7,809)	(3,034)
Amortization expense	16,097	4,775
Balance at ending	(23,906)	(7,809)
Customer relationships
Intangible assets
Balance at beginning	100,920	24,419
Balance at ending	100,992	100,920
Customer relationships | Cost
Intangible assets
Balance at beginning	112,256	29,856
Business combinations (Note 20)	14,200	82,400
Balance at ending	126,456	112,256
Customer relationships | Accumulated amortization
Intangible assets
Balance at beginning	(11,336)	(5,437)
Amortization expense	14,128	5,899
Balance at ending	(25,464)	(11,336)
Brand
Intangible assets
Balance at beginning	4,652	5,338
Balance at ending	3,967	4,652
Brand | Cost
Intangible assets
Balance at beginning	6,787	6,787
Balance at ending	6,787	6,787
Brand | Accumulated amortization
Intangible assets
Balance at beginning	(2,135)	(1,449)
Amortization expense	685	686
Balance at ending	(2,820)	(2,135)
Other purchased intangibles
Intangible assets
Balance at beginning	892	1,595
Balance at ending	193	892
Other purchased intangibles | Cost
Intangible assets
Balance at beginning	2,748	2,748
Balance at ending	2,748	2,748
Other purchased intangibles | Accumulated amortization
Intangible assets
Balance at beginning	(1,856)	(1,153)
Amortization expense	699	703
Balance at ending	$ (2,555)	$ (1,856)